Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investments [Abstarct]
Schedule of Investments	On December 31, 2023 and 2022, the Company held the following investments:
	December 31, 2023	December 31, 2022

Financial assets at fair value through other comprehensive income:
Short-term investments (*)
U.S. Treasury securities	$4,604	$3,444
Corporate bonds – marketable investments	5,889	1,589
Total short-term investments	$10,493	$5,033

Long-term investments
Corporate bonds – marketable investments (*)	403	4,254
Investments in private equity (**)	490	400
Total long-term investments	$893	$4,654

Total investments	$11,386	$9,687
(*)	Classified as level 1 inputs in the fair value hierarchy.
(**)	Classified as level 3 inputs in the fair value hierarchy.